Related Party Transactions - Summary of Compensation for Key Executives (Directors) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Remuneration and bonuses	¥ 379	¥ 262	¥ 231
Share-based payments	189	0	0
Total	¥ 568	¥ 262	¥ 231